Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Trade receivables – gold sales	18.7	44.1
Trade receivables – copper concentrate	29.6	25.8
Trade receivables – other	7.5	6.7
Deposits	—	0.1
Payroll receivables	5.3	9.3
Prepayments	66.3	108.2
Value Added Tax and import duties	53.4	62.9
Diesel rebate	1.2	1.0
Other	16.0	5.6
Trade and other receivables	198.0	263.7